Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions [Abstract]
Charter hire commissions	$ 503	$ 219
Ship-management Fees	548	479
Administration Fees	1,236	1,221
Total	$ 2,287	$ 1,919